Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

www.ropesgray.com

April 2, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:               Schroder Series Trust

File Nos. 033-65632 and 811-07840

Ladies and Gentlemen:

On behalf of Schroder Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on March 21, 2012 under Rule 497(e) (Accession No. 0001104659-12-019724) to the Investor Shares and Advisor Shares Prospectus of Schroder International Multi-Cap Value Fund dated March 1, 2012.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (415) 315-6366.

Sincerely,

/s/ Colleen B. Meyer
Colleen B. Meyer